PRIVATE PLACEMENT (Details)		3 Months Ended	6 Months Ended
	Jun. 19, 2020 shares	Jun. 30, 2020 USD ($) $ / shares	Jun. 30, 2020 USD ($) $ / shares shares
PRIVATE PLACEMENT
Aggregate purchase price | $		$ 53,487,641
Sponsor
PRIVATE PLACEMENT
Number of units issued			296,500
Chardan
PRIVATE PLACEMENT
Number of units issued			25,000
Aggregate purchase price | $			$ 3,215,000
Private placement
PRIVATE PLACEMENT
Number of units issued			321,500
Price per unit | $ / shares		$ 10.00	$ 10.00
Aggregate purchase price | $		$ 3,552,410
Number of shares in a unit			1
Number of rights in a unit			1
Stock split ratio			0.1
Over allotment option
PRIVATE PLACEMENT
Number of units issued	749,800		33,741
Aggregate purchase price | $			$ 337,410